Simplify Nasdaq 100 PLUS Downside Convexity ETF
Schedule of Investments
September 30, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 88.8%
Invesco QQQ Trust Series 1(a)(b)
(Cost $21,996,669) .......................................................... 60,743 $ 16,234,174
Number of
Contracts Notional Amount
Purchased Options – 21.9%
Calls – Exchange-Traded – 0.0%†
S&P 500 Index, October Strike Price $4,080, Expires 10/03/22 ........... 65 $ 26,520,000 325
Puts – Exchange-Traded – 21.9%
S&P 500 Index, October Strike Price $3,620, Expires 10/07/22 ........... 282 $ 102,084,000 1,993,740
S&P 500 Index, October Strike Price $3,300, Expires 10/21/22 ........... 955 315,150,000 2,010,275
4,004,015
Total Purchased Options (Cost $3,239,224) ......................................................... 4,004,340
Shares
Money Market Funds – 2.8%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 2.48%(c)
(Cost $512,631) ............................................................. 512,631 512,631
Total Investments – 113.5%
(Cost $25,748,524) .......................................................................... $ 20,751,145
Liabilities in Excess of Other Assets – (13.5)% ...................................................... (2,460,498)
Net Assets – 100.0% .......................................................................... $ 18,290,647
Number of
Contracts Notional Amount
Written Options – (13.6)%
Puts – Exchange-Traded – (13.6)%
S&P 500 Index, October Strike Price $3,600, Expires 10/07/22 ........... (282) $ (101,520,000) $ (1,701,870)
S&P 500 Index, October Strike Price $3,100, Expires 10/21/22 ........... (955) (296,050,000) (792,650)
(2,494,520)
Total Written Options (Premiums Received $2,004,281) ............................................... $ (2,494,520)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.invesco.com.
(b) Securities with an aggregate market value of $9,354,100 have been pledged as collateral for options as of September 30, 2022.
(c) Rate shown reflects the 7-day yield as of September 30, 2022.

Simplify Nasdaq 100 PLUS Downside Convexity ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 88.8%
Purchased Options ............................................................................... 21.9%
Money Market Funds ............................................................................. 2.8%
Total Investments ................................................................................ 113.5%
Liabilities in Excess of Other Assets .................................................................. (13.5)%
Net Assets ..................................................................................... 100.0%